Transfers of financial assets and servicing assets - Key economic assumptions used (Details) - Residential Mortgage	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
BPPR
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement
Prepayment speed	7.60%	7.00%
Weighted average life	8 years 8 months 12 days	9 years 6 months
Discount rate (annual rate)	10.90%	10.90%
PB
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement
Prepayment speed	21.90%	0.00%
Weighted average life	3 years 7 months 6 days	0 years
Discount rate (annual rate)	10.50%	0.00%